SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gold income	$ 4,322	$ 3,439	$ 3,203
By product revenue	105	86	133
South Africa
Disclosure of operating segments [line items]
Gold income	943	981	946
North America
Disclosure of operating segments [line items]
Gold income	580	486	450
South America
Disclosure of operating segments [line items]
Gold income	1	0	0
Australia
Disclosure of operating segments [line items]
Gold income	989	851	780
Europe
Disclosure of operating segments [line items]
Gold income	358	329	387
United Kingdom
Disclosure of operating segments [line items]
Gold income	2,098	1,407	1,221
Australia
Disclosure of operating segments [line items]
Gold income	989	851	780
Argentina
Disclosure of operating segments [line items]
Gold income		0	387
Brazil
Disclosure of operating segments [line items]
Gold income	853	679	0
Ghana
Disclosure of operating segments [line items]
Gold income	536	0	0
Tanzania
Disclosure of operating segments [line items]
Gold income	1,133	849	715
DRC
Disclosure of operating segments [line items]
Gold income	647	504	468
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	408	554	602
By product revenue	1	1	6
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	4,730	3,993	3,805
By product revenue	106	87	139
Geographical Segments
Disclosure of operating segments [line items]
Gold income	4,969	4,054	3,784
Operating segments | Geographical Segments
Disclosure of operating segments [line items]
Gold income	4,969	4,054	3,784
By product revenue	106	87	134
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	2,769	2,203	1,983
By product revenue	4	3	4
Operating segments | Australia
Disclosure of operating segments [line items]
Gold income	989	851	780
By product revenue	3	3	2
Operating segments | Americas
Disclosure of operating segments [line items]
Gold income	1,211	1,000	1,021
By product revenue	99	81	128
Elimination of intersegment amounts | Equity-Accounted Investments
Disclosure of operating segments [line items]
Gold income	647	615	581
By product revenue	$ (1)	$ (1)	$ (1)